INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Disclosure of detailed information about financial instruments [text block]

		2021	2020
	Notes	$ million	$ million
At 1 January		9	7
Additions		2	2
Fair value remeasurement		(1)	–
At 31 December		10	9